N-2 - USD ($)					3 Months Ended
		Oct. 11, 2024	Oct. 04, 2024	Sep. 30, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001774342
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Nuveen Municipal Credit Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of offering price)
Maximum Sales Charge	1.00	%*
Offering Costs (1)	0.14%
Dividend Reinvestment Plan Fees (2)	$2.50

*	The maximum sales charge for offerings made at the market is 1.00%.
(1)	Assuming a Common Share offering price of $11.73 (the Fund’s closing price on the NYSE on October 4, 2024).
(2)
You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.14%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares(3)
Annual Expenses
Management Fees	1.51%
Interest and Other Related Expenses (4)	3.22%
Other Expenses (5)	0.12%
Total Annual Expenses	4.85%
(3)	Stated as percentages of average net assets attributable to Common Shares for the semi-annual period ended April 30, 2024 (unaudited).
(4)	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the semi-annual period ended April 30, 2024 (unaudited). The types of leverage used by the Fund for the semi-annual period ended April 30, 2024 are described in the Fund Leverage and the Notes to Financial Statements sections of the semi-annual report. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund's interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund's use of leverage will increase the amount of management fees paid to the Fund's adviser and sub-advisor(s).
(5)
Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[4]	1.51%
Interest Expenses on Borrowings [Percent]	[4],[5]	3.22%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[6]	0.12%
Total Annual Expenses [Percent]	[4]	4.85%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.
1

1 Year	3 Years	5 Years	10 Years
$59	$156	$252	$494
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

(1)
The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 59
Expense Example, Years 1 to 3	[7]	156
Expense Example, Years 1 to 5	[7]	252
Expense Example, Years 1 to 10	[7]	$ 494
Purpose of Fee Table , Note [Text Block]
The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Assuming a Common Share offering price of $11.73 (the Fund’s closing price on the NYSE on October 4, 2024).
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
TRADING AND NET ASSET VALUE INFORMATION
The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the high and low NAV of the Common Shares, and (iii) the high and low of the premium/(discount) to NAV (expressed as a percentage) of the Common Shares.

	Market Price		NAV		Premium/(Discount) to NAV
Fiscal Quarter End	High	Low	High	Low	High	Low
July 2024	$11.20	$10.25	$12.18	$11.51	(8.00)%	(11.04)%
April 2024	$10.69	$10.08	$11.83	$11.38	(9.04)%	(12.65)%
January 2024	$10.27	$8.87	$11.49	$10.07	(6.84)%	(13.47)%
October 2023	$11.54	$8.62	$11.68	$10.04	(0.26)%	(14.40)%
July 2023	$11.43	$10.74	$12.01	$11.60	(2.47)%	(8.20)%
April 2023	$12.41	$10.83	$12.52	$11.69	0.65%	(8.63)%
January 2023	$12.49	$10.47	$12.51	$11.15	0.73%	(8.78)%
October 2022	$13.64	$10.29	$13.42	$10.97	2.40%	(7.81)%
July 2022	$13.78	$11.78	$13.58	$12.19	2.21%	(5.63)%
April 2022	$14.84	$12.46	$15.21	$13.21	(1.85)%	(8.08)%
January 2022	$15.94	$14.52	$15.81	$15.12	0.89%	(5.90)%

The NAV per Common Share, the market price and percentage of premium/(discount) to NAV per Common Share on October 4, 2024, was $12.06, $11.73 and (2.74)%, respectively. As of October 4, 2024, the Fund had 54,801,890 Common Shares outstanding, and net assets applicable to Common Shares of $660,951,609. See “Repurchase of Fund Shares; Conversion to Open-End Fund” in the accompanying prospectus.

Lowest Price or Bid					$ 10.25	$ 10.08	$ 8.87	$ 8.62	$ 10.74	$ 10.83	$ 10.47	$ 10.29	$ 11.78	$ 12.46	$ 14.52
Highest Price or Bid					11.20	10.69	10.27	11.54	11.43	12.41	12.49	13.64	13.78	14.84	15.94
Lowest Price or Bid, NAV					11.51	11.38	10.07	10.04	11.60	11.69	11.15	10.97	12.19	13.21	15.12
Highest Price or Bid, NAV					$ 12.18	$ 11.83	$ 11.49	$ 11.68	$ 12.01	$ 12.52	$ 12.51	$ 13.42	$ 13.58	$ 15.21	$ 15.81
Highest Price or Bid, Premium (Discount) to NAV [Percent]					(8.00%)	(9.04%)	(6.84%)	(0.26%)	(2.47%)	0.65%	0.73%	2.40%	2.21%	(1.85%)	0.89%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(11.04%)	(12.65%)	(13.47%)	(14.40%)	(8.20%)	(8.63%)	(8.78%)	(7.81%)	(5.63%)	(8.08%)	(5.90%)
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price			$ 11.73
NAV Per Share			$ 12.06	$ 12.03
Latest Premium (Discount) to NAV [Percent]			(2.74%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			54,801,890	54,801,890
Common Shares Adjusted For Offering [Member]
General Description of Registrant [Abstract]
NAV Per Share				$ 11.99
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				60,780,726

[1]	The maximum sales charge for offerings made at the market is 1.00%.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[3]	Assuming a Common Share offering price of $11.73 (the Fund’s closing price on the NYSE on October 4, 2024).
[4]	Stated as percentages of average net assets attributable to Common Shares for the semi-annual period ended April 30, 2024 (unaudited).
[5]	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the semi-annual period ended April 30, 2024 (unaudited). The types of leverage used by the Fund for the semi-annual period ended April 30, 2024 are described in the Fund Leverage and the Notes to Financial Statements sections of the semi-annual report. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund's interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund's use of leverage will increase the amount of management fees paid to the Fund's adviser and sub-advisor(s).
[6]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
[7]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.